INCOME TAXES - Deferred Tax Asset and Liability Rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 94,091
Deferred tax liabilities	(10,977)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(66,325)	€ (8,718)
Charged to equity	3,520	(9,554)
Translation differences and other changes	1,293	(4,860)
Deferred tax assets	60,744	94,091
Deferred tax liabilities	(39,142)	(10,977)
Net deferred tax assets	21,602	83,114	€ 106,246
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	102,243	111,321
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	5,249	(6,959)
Translation differences and other changes	655	(2,119)
Deferred tax assets	108,147	102,243
Deferred income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	46,198	43,549
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	3,131	2,649
Translation differences and other changes	2,249
Deferred tax assets	51,578	46,198
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,562	2,370
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	0	(11)
Charged to equity	(88)	203
Translation differences and other changes		0
Deferred tax assets	2,474	2,562
Cash flow hedge reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(2,432)	7,325
Deferred tax liabilities	(1)	(1)
Changes in deferred tax liability (asset) [abstract]
Charged to equity	3,608	(9,757)
Translation differences and other changes	0	0
Deferred tax assets	1,176	(2,432)
Deferred tax liabilities	(1)	(1)
Foreign currency exchange rate differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	740	3,028
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	119	(2,288)
Deferred tax assets	859	740
Inventory obsolescence
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	37,615	24,569
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	521	13,515
Translation differences and other changes	139	(469)
Deferred tax assets	38,275	37,615
Allowances for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,999	4,107
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	303	(94)
Translation differences and other changes	(1)	(14)
Deferred tax assets	4,301	3,999
Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	16,570	19,853
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	399	(3,283)
Translation differences and other changes	272	0
Deferred tax assets	17,241	16,570
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	12,383	13,833
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	1,876	2,007
Charged to equity
Translation differences and other changes	(3,112)	(3,457)
Deferred tax assets	11,147	12,383
Total deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	219,878	229,955
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	11,598	5,536
Charged to equity	3,520	(9,554)
Translation differences and other changes	202	(6,059)
Deferred tax assets	235,198	219,878
Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(8,930)	(17,592)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(24)	7,408
Translation differences and other changes	(349)	1,254
Deferred tax liabilities	(9,303)	(8,930)
Capitalization of development costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(114,775)	(90,480)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(56,932)	(24,295)
Deferred tax liabilities	(171,707)	(114,775)
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,868)	(1,745)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(161)	(123)
Translation differences and other changes	1,359
Deferred tax liabilities	(670)	(1,868)
Exchange rate differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(647)	(3,547)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	501	2,900
Translation differences and other changes	(3)
Deferred tax liabilities	(149)	(647)
Lease accounting
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(10,652)	(11,004)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(5,180)	352
Deferred tax liabilities	(15,832)	(10,652)
Withholding tax on undistributed earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	0	(1,150)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(16,371)	1,150
Deferred tax liabilities	(16,371)	0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	0
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	244
Translation differences and other changes	193
Deferred tax liabilities	437	0
Total deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(136,873)	(125,519)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(77,923)	(12,608)
Translation differences and other changes	1,200	1,254
Deferred tax liabilities	(213,596)	(136,873)
Deferred tax assets arising on tax loss carry-forward
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	0	(1,646)
Translation differences and other changes	(109)	(55)
Net deferred tax assets	€ 0	€ 109	€ 1,810